PORTFOLIO OF INVESTMENTS – as of June 30, 2022 (Unaudited)

Loomis Sayles Securitized Asset Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 91.8% of Net Assets

	ABS Car Loan – 7.9%
$147,623	American Credit Acceptance Receivables Trust, Series 2019-4, Class C, 2.690%, 12/12/2025, 144A	$147,623
1,401,121	American Credit Acceptance Receivables Trust, Series 2020-1A, Class C, 2.190%, 3/13/2026, 144A	1,399,938
1,086,303	American Credit Acceptance Receivables Trust, Series 2020-2, Class C, 3.880%, 4/13/2026, 144A	1,084,490
1,695,000	American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.830%, 3/15/2027, 144A	1,656,527
1,280,000	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.010%, 1/19/2027	1,186,990
2,880,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class B, 2.680%, 8/20/2026, 144A	2,677,786
3,860,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027, 144A	3,545,364
2,750,000	Bank of The West Auto Trust, Series 2019-1, Class B, 2.760%, 1/15/2025, 144A	2,714,097
201,614	California Republic Auto Receivables Trust, Series 2018-1, Class C, 3.870%, 10/16/2023	201,625
3,070,000	Carmax Auto Owner Trust, Series 2018-4, Class D, 4.150%, 4/15/2025	3,071,220
500,000	CarMax Auto Owner Trust, Series 2020-3, Class C, 1.690%, 4/15/2026	469,354
1,485,000	CarMax Auto Owner Trust, Series 2021-1, Class C, 0.940%, 12/15/2026	1,369,419
2,896,183	Carvana Auto Receivables Trust, Series 2021-N1, Class C, 1.300%, 1/10/2028	2,801,654
1,380,000	Carvana Auto Receivables Trust, Series 2021-N2, Class C, 1.070%, 3/10/2028	1,331,136
4,455,000	Carvana Auto Receivables Trust, Series 2021-P1, Class C, 1.530%, 3/10/2027	3,991,395
5,410,000	Carvana Auto Receivables Trust, Series 2021-P2, Class C, 1.600%, 6/10/2027	4,783,581
2,360,000	Credit Acceptance Auto Loan Trust, Series 2019-3A, Class B, 2.860%, 1/16/2029, 144A	2,341,673
910,000	Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.390%, 4/16/2029, 144A	893,816
1,245,000	Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A, 1.370%, 7/16/2029, 144A	1,227,365
2,775,000	Credit Acceptance Auto Loan Trust, Series 2021-2A, Class A, 0.960%, 2/15/2030, 144A	2,656,647
1,435,000	Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.000%, 5/15/2030, 144A	1,365,457
570,000	Drive Auto Receivables Trust, Series 2021-1, Class C, 1.020%, 6/15/2027	555,311
1,260,000	DT Auto Owner Trust, Series 2020-3A, Class C, 1.470%, 6/15/2026, 144A	1,224,954
1,385,000	DT Auto Owner Trust, Series 2021-1A, Class C, 0.840%, 10/15/2026, 144A	1,321,321
570,000	DT Auto Owner Trust, Series 2021-2A, Class C, 1.100%, 2/16/2027, 144A	541,026

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Car Loan – continued
$3,360,000	First Investors Auto Owner Trust, Series 2019-2A, Class C, 2.710%, 12/15/2025, 144A	$3,346,183
1,625,000	First Investors Auto Owner Trust, Series 2021-1A, Class C, 1.170%, 3/15/2027, 144A	1,528,780
1,826,000	Flagship Credit Auto Trust, Series 2019-4, Class C, 2.770%, 12/15/2025, 144A	1,812,122
3,500,000	Flagship Credit Auto Trust, Series 2020-1, Class C, 2.240%, 1/15/2026, 144A	3,431,267
750,000	Flagship Credit Auto Trust, Series 2020-2, Class C, 3.800%, 4/15/2026, 144A	748,232
1,690,000	Flagship Credit Auto Trust, Series 2021-1, Class C, 0.910%, 3/15/2027, 144A	1,582,236
885,000	Flagship Credit Auto Trust, Series 2021-2, Class B, 0.930%, 6/15/2027, 144A	836,974
3,335,000	Ford Credit Auto Owner Trust, Series 2020-A, Class C, 3.490%, 10/15/2026	3,295,697
1,650,000	Ford Credit Auto Owner Trust, Series 2020-B, Class C, 2.040%, 12/15/2026	1,580,928
2,815,000	Ford Credit Auto Owner Trust, Series 2021-A, Class C, 0.830%, 8/15/2028	2,609,516
2,014,314	Foursight Capital Automobile Receivables Trust, Series 2020-1, Class B, 2.270%, 2/18/2025, 144A	2,011,345
2,375,000	Foursight Capital Automobile Receivables Trust, Series 2021-2, Class C, 1.570%, 7/15/2027, 144A	2,193,066
3,086,678	GLS Auto Receivables Trust, Series 2020-1A, Class B, 2.430%, 11/15/2024, 144A	3,083,566
1,665,000	GLS Auto Receivables Trust, Series 2021-2A, Class C, 1.080%, 6/15/2026, 144A	1,559,775
1,725,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-3, Class D, 1.910%, 9/16/2027	1,645,217
565,000	GMF Floorplan Owner Revolving Trust, Series 2020-1, Class C, 1.480%, 8/15/2025, 144A	550,600
1,776,000	Hyundai Auto Lease Securitization Trust, Series 2021-B, Class B, 0.620%, 3/16/2026, 144A	1,681,691
800,000	Hyundai Auto Receivables Trust, Series 2020-B, Class C, 1.600%, 12/15/2026	760,250
4,230,000	Hyundai Auto Receivables Trust, Series 2021-C, Class C, 1.660%, 6/15/2028	3,851,162
2,807,618	JPMorgan Chase Bank NA, Series 2021-1, Class B, 0.875%, 9/25/2028, 144A	2,726,920
2,610,000	Prestige Auto Receivables Trust, Series 2020-1A, Class C, 1.310%, 11/16/2026, 144A	2,586,429
770,000	Santander Consumer Auto Receivables Trust, Series 2020-AA, Class C, 3.710%, 2/17/2026, 144A	766,705
1,110,000	Santander Consumer Auto Receivables Trust, Series 2021-AA, Class C, 1.030%, 11/16/2026, 144A	1,027,366
765,000	Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.110%, 12/15/2025	765,387
1,350,000	Santander Drive Auto Receivables Trust, Series 2020-1, Class D, 5.350%, 3/15/2028	1,362,868
1,045,971	Santander Drive Auto Receivables Trust, Series 2020-2, Class C, 1.460%, 9/15/2025	1,042,487
1,105,000	Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.120%, 1/15/2026	1,093,719

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Car Loan – continued
$1,790,000	Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.950%, 9/15/2027	$1,722,305
3,980,000	Santander Retail Auto Lease Trust, Series 2021-B, Class C, 1.100%, 6/20/2025, 144A	3,734,239
150,000	Westlake Automobile Receivables Trust, Series 2020-2A, Class C, 2.010%, 7/15/2025, 144A	148,214
2,290,000	Westlake Automobile Receivables Trust, Series 2021-2A, Class C, 0.890%, 7/15/2026, 144A	2,168,969
530,000	World Omni Auto Receivables Trust, Series 2020-B, Class B, 1.220%, 3/16/2026	494,705
1,980,000	World Omni Auto Receivables Trust, Series 2021-A, Class C, 0.890%, 8/16/2027	1,815,985
2,610,000	World Omni Auto Receivables Trust, Series 2021-B, Class C, 1.290%, 12/15/2027	2,408,520
1,490,000	World Omni Select Auto Trust, Series 2020-A, Class C, 1.250%, 10/15/2026	1,438,845

		107,972,039

	ABS Credit Card – 0.7%
850,000	Brex Commercial Charge Card Master Trust, Series 2021-1, Class A, 2.090%, 7/15/2024, 144A	833,609
2,275,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.540%, 3/20/2026, 144A	2,164,552
1,655,000	Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.590%, 9/15/2026, 144A	1,593,814
5,275,000	World Financial Network Credit Card Master Trust, Series 2019-C, Class M, 2.710%, 7/15/2026	5,271,037

		9,863,012

	ABS Home Equity – 6.6%
1,901,008	Ajax Mortgage Loan Trust, Series 2019-D, Class A1, 2.956%, 9/25/2065, 144A(a)	1,785,725
1,448,850	Citigroup Mortgage Loan Trust, Series 2019-RP1, Class M2, 4.000%, 1/25/2066, 144A(a)	1,348,798
577,975	CoreVest American Finance Trust, Series 2018-1, Class A, 3.804%, 6/15/2051, 144A	575,479
529,953	CoreVest American Finance Trust, Series 2019-2, Class A, 2.835%, 6/15/2052, 144A	514,904
1,713,440	CoreVest American Finance Trust, Series 2019-3, Class A, 2.705%, 10/15/2052, 144A	1,649,208
14,356	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(a)	14,350
1,844,026	Credit Suisse Mortgage Trust, Series 2021-RPL1, Class A1, 1.668%, 9/27/2060, 144A(a)	1,745,195
910,000	FirstKey Homes Trust, Series 2020-SRF1, Class B, 1.740%, 8/17/2037, 144A	847,748
2,495,000	FirstKey Homes Trust, Series 2021-SFR1, Class C, 1.888%, 8/17/2038, 144A	2,227,172
5,430,000	FirstKey Homes Trust, Series 2021-SFR2, Class C, 1.707%, 9/17/2038, 144A	4,740,770
2,751,000	FRTKL, Series 2021-SFR1, Class C, 1.922%, 9/17/2038, 144A	2,434,500
79,701	Gosforth Funding PLC, Series 2018-1A, Class A1, 3-month LIBOR + 0.450%, 1.974%, 8/25/2060, 144A(b)	79,664

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Home Equity – continued
$907,771	HarborView Mortgage Loan Trust, Series 2004-3, Class 1A, 2.718%, 5/19/2034(a)	$876,558
1,510,390	Home Partners of America Trust, Series 2021-1, Class C, 2.078%, 9/17/2041, 144A	1,293,123
5,974,724	Invitation Homes Trust, Series 2018-SFR4, Class B, 1-month LIBOR + 1.250%, 2.773%, 1/17/2038, 144A(b)(c)	5,914,513
12,208,016	JPMorgan Mortgage Trust, Series 2017-4, Class AX1, IO, 0.383%, 11/25/2048, 144A(a)(d)(e)(f)	104,891
4,515,000	Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2, 3.250%, 9/25/2059, 144A(a)	4,145,381
4,006,000	Mill City Mortgage Loan Trust, Series 2015-2, Class B1, 3.576%, 9/25/2057, 144A(a)	3,880,890
539,187	Mill City Mortgage Loan Trust, Series 2018-2, Class M1, 3.750%, 5/25/2058, 144A(a)	525,278
842,830	Mill City Mortgage Loan Trust, Series 2018-3, Class A1, 3.500%, 8/25/2058, 144A(a)	824,462
1,646,966	Mill City Mortgage Loan Trust, Series 2019-1, Class M1, 3.500%, 10/25/2069, 144A(a)	1,517,935
1,275,861	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class A1, 1.125%, 11/25/2060, 144A(a)	1,215,268
39,012	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 3.158%, 7/25/2035(a)(e)(f)	33,913
231,323	Onslow Bay Financial LLC, Series 2018-EXP1, Class 1A3, 4.000%, 4/25/2048, 144A(a)	222,013
162,925	Onslow Bay Financial LLC, Series 2019-EXP1, Class 1A3, 4.000%, 1/25/2059, 144A(a)	156,172
585,000	Progress Residential Trust, Series 2020-SFR2, Class A, 2.078%, 6/17/2037, 144A	550,344
1,120,000	Progress Residential Trust, Series 2020-SFR3, Class B, 1.495%, 10/17/2027, 144A	1,010,018
2,670,000	Progress Residential Trust, Series 2021-SFR2, Class C, 1.997%, 4/19/2038, 144A	2,401,721
1,892,000	Progress Residential Trust, Series 2021-SFR3, Class B, 1.888%, 5/17/2026, 144A	1,700,178
3,450,000	Progress Residential Trust, Series 2021-SFR4, Class C, 2.039%, 5/17/2038, 144A	3,090,186
830,000	Progress Residential Trust, Series 2021-SFR5, Class C, 1.808%, 7/17/2038, 144A	730,347
1,715,000	Progress Residential Trust, Series 2021-SFR6, Class C, 1.855%, 7/17/2038, 144A	1,511,998
5,450,000	Progress Residential Trust, Series 2021-SFR9, Class C, 2.362%, 11/17/2040, 144A	4,635,996
1,855	RALI Trust, Series 2006-QS13, Class 2A1, 5.750%, 7/25/2022(e)(f)	1,470
21,270	RALI Trust, Series 2006-QS18, Class 3A3, 5.750%, 7/25/2022(e)(f)	17,760
956	RALI Trust, Series 2006-QS6, Class 2A1, 6.000%, 7/25/2022(e)(f)	812
81,826	Sequoia Mortgage Trust, Series 2019-CH2, Class A1, 4.500%, 8/25/2049, 144A(a)	81,123
5,570,000	Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.000%, 7/25/2057, 144A(a)(c)	5,411,846
4,036,054	Towd Point Mortgage Trust, Series 2017-4, Class A2, 3.000%, 6/25/2057, 144A(a)	3,783,977

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Home Equity – continued
$2,167,000	Towd Point Mortgage Trust, Series 2017-5, Class M2, 1-month LIBOR + 1.500%, 3.124%, 2/25/2057, 144A(b)	$2,115,208
887,521	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.750%, 5/25/2058, 144A(a)	867,365
2,325,000	Towd Point Mortgage Trust, Series 2018-4, Class A2, 3.000%, 6/25/2058, 144A(a)	2,098,381
5,530,000	Towd Point Mortgage Trust, Series 2019-2, Class A2, 3.750%, 12/25/2058, 144A(a)(c)	5,199,665
407,282	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.900%, 10/25/2059, 144A(a)	394,359
5,555,000	Towd Point Mortgage Trust, Series 2020-2, Class A2B, 3.000%, 4/25/2060, 144A(a)	4,769,652
5,000,000	Towd Point Mortgage Trust, Series 2020-4, Class A2, 2.500%, 10/25/2060, 144A	4,203,184
2,863,843	Tricon American Homes Trust, Series 2017-SFR2, Class A, 2.928%, 1/17/2036, 144A	2,828,829
1,694,069	Tricon American Homes Trust, Series 2019-SFR1, Class A, 2.750%, 3/17/2038, 144A	1,630,816
1,275,000	Tricon American Homes Trust, Series 2020-SFR1, Class C, 2.249%, 7/17/2038, 144A	1,170,571
1,305,000	Tricon American Homes Trust, Series 2020-SFR2, Class B, 1.832%, 11/17/2039, 144A	1,146,408
750,221	WaMu Mortgage Pass Through Certificates, Series 2007-HY2, Class 2A2, 2.884%, 11/25/2036(a)	683,064

		90,709,188

	ABS Other – 7.2%
4,804,000	AASET LLC, Series 2022-1A, Class A, 6.000%, 5/16/2047, 144A	4,682,862
2,139,232	Accelerated Assets LLC, Series 2018-1, Class A, 3.870%, 12/02/2033, 144A	2,090,755
2,630,000	Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.880%, 8/15/2025, 144A	2,601,178
1,366,830	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class A, 4.213%, 12/16/2041, 144A(a)	1,207,805
3,183,675	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220%, 9/25/2045, 144A	2,870,046
1,597,322	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039, 144A	1,409,092
339,287	Castlelake Aircraft Structured Trust, Series 2021-1A, Class A, 3.474%, 1/15/2046, 144A	302,051
1,069,712	CCG Receivables Trust, Series 2019-1, Class B, 3.220%, 9/14/2026, 144A	1,071,167
550,000	Chesapeake Funding II LLC, Series 2020-1A, Class C, 2.140%, 8/15/2032, 144A	538,443
2,225,000	Chesapeake Funding II LLC, Series 2021-1A, Class B, 0.990%, 4/15/2033, 144A	2,073,280
2,463,675	CLI Funding VI LLC, Series 2020-3A, Class A, 2.070%, 10/18/2045, 144A	2,200,244
1,000,000	Dell Equipment Finance Trust, Series 2020-1, Class C, 4.260%, 6/22/2023, 144A	1,001,393
740,000	Dell Equipment Finance Trust, Series 2020-2, Class C, 1.370%, 1/22/2024, 144A	722,453

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Other – continued
$711,666	Diamond Resorts Owner Trust, Series 2018-1, Class A, 3.700%, 1/21/2031, 144A	$709,949
5,798,053	Government National Mortgage Association, Series 2021-H17, Class IO, 3.744%, 3/20/2070(a)(d)(e)(f)	121,260
812,000	GreatAmerica Leasing Receivables Funding LLC, Series 2021-1, Class B, 0.720%, 12/15/2026, 144A	748,527
2,601,649	Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.740%, 2/25/2039, 144A	2,491,756
634,028	Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/2039, 144A	561,020
4,265,000	HPEFS Equipment Trust, Series 2021-1A, Class C, 0.750%, 3/20/2031, 144A	4,057,410
1,455,000	HPEFS Equipment Trust, Series 2021-2A, Class C, 0.880%, 9/20/2028, 144A	1,379,272
2,023,892	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038, 144A	1,776,842
893,672	MAPS Ltd., Series 2018-1A, Class A, 4.212%, 5/15/2043, 144A	827,937
1,585,000	Marlette Funding Trust, Series 2021-2A, Class B, 1.060%, 9/15/2031, 144A	1,521,909
673,712	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(a)	540,957
305,000	MMAF Equipment Finance LLC, Series 2020-A, Class A5, 1.560%, 10/09/2042, 144A	267,882
589,914	MVW LLC, Series 2021-1WA, Class B, 1.440%, 1/22/2041, 144A	532,765
945,000	Navient Private Education Refi Loan Trust, Series 2020-HA, Class B, 2.780%, 1/15/2069, 144A	843,765
681,921	OneMain Financial Issuance Trust, Series 2019-1A, Class B, 3.790%, 2/14/2031, 144A	681,730
5,197,341	OneMain Financial Issuance Trust, Series 2020-1A, Class A, 3.840%, 5/14/2032, 144A(c)	5,182,170
5,400,000	OneMain Financial Issuance Trust, Series 2021-1A, Class B, 1.950%, 6/16/2036, 144A	4,582,727
1,009,517	Orange Lake Timeshare Trust, Series 2018-A, Class A, 3.100%, 11/08/2030, 144A	988,284
4,120,794	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	3,619,318
1,635,000	SCF Equipment Leasing LLC, Series 2021-1A, Class B, 1.370%, 8/20/2029, 144A	1,500,993
306,221	Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class A, 3.500%, 6/20/2035, 144A	303,246
1,896,438	Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class A, 2.590%, 5/20/2036, 144A	1,854,736
2,238,537	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class A, 1.330%, 7/20/2037, 144A	2,099,974
592,728	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class B, 2.320%, 7/20/2037, 144A	566,257
494,442	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class B, 1.340%, 11/20/2037, 144A	460,137
3,004,688	SLAM Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046, 144A	2,578,743

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Other – continued
$210,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A3, 28-day Auction Rate Security, 5.112%, 9/15/2032(a)	$205,853
145,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A4, 28-day Auction Rate Security, 5.152%, 9/15/2032(a)	142,137
5,485,000	SMB Private Education Loan Trust, Series 2019-B, Class B, 3.560%, 6/15/2043, 144A	5,037,309
3,027,432	SoFi Consumer Loan Program Trust, Series 2021-B, Class B, 2.250%, 1/25/2029, 144A	3,025,213
3,129,830	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.970%, 9/25/2037, 144A	2,921,849
568,168	Textainer Marine Containers VII Ltd., Series 2020-1A, Class A, 2.730%, 8/21/2045, 144A	532,512
6,917,867	Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.230%, 4/20/2046, 144A	6,146,874
1,659,616	Textainer Marine Containers VIII Ltd., Series 2020-2A, Class A, 2.100%, 9/20/2045, 144A	1,501,940
1,819,667	TIF Funding II LLC, Series 2020-1A, Class A, 2.090%, 8/20/2045, 144A	1,634,186
1,787,500	Triton Container Finance VIII LLC, Series 2021-1A, Class A, 1.860%, 3/20/2046, 144A	1,560,142
4,075,560	TRP - TRIP Rail Master Funding LLC, Series 2021-2, Class A, 2.150%, 6/19/2051, 144A	3,594,432
4,468,071	Wave Trust, Series 2017-1A, Class A, 3.844%, 11/15/2042, 144A	4,011,064
1,203,189	Welk Resorts LLC, Series 2019-AA, Class A, 2.800%, 6/15/2038, 144A	1,166,490
1,930,973	Willis Engine Structured Trust, Series 2021-A, Class A, 3.104%, 5/15/2046, 144A	1,527,637
3,195,786	Willis Engine Structured Trust V, Series 2020-A, Class A, 3.228%, 3/15/2045, 144A	2,716,922

		99,294,895

	ABS Student Loan – 2.2%
611,676	College Ave Student Loans LLC, Series 2021-A, Class A2, 1.600%, 7/25/2051, 144A	541,169
561,890	Commonbond Student Loan Trust, Series 2020, Class A, 1.980%, 8/25/2050, 144A	512,302
1,760,130	Education Funding Trust, Series 2020-A, Class A, 2.790%, 7/25/2041, 144A	1,664,984
823,657	EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A, 1.800%, 11/25/2045, 144A	724,562
1,225,130	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033	1,221,889
1,532,035	Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.130%, 2/15/2068, 144A	1,495,495
1,158,889	Navient Private Education Refi Loan Trust, Series 2019-GA, Class A, 2.400%, 10/15/2068, 144A	1,108,029
950,497	Navient Private Education Refi Loan Trust, Series 2020-BA, Class A2, 2.120%, 1/15/2069, 144A	893,665
1,690,630	Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.690%, 5/15/2069, 144A	1,603,693

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Student Loan – continued
$1,565,000	Navient Private Education Refi Loan Trust, Series 2020-DA, Class B, 3.330%, 5/15/2069, 144A	$1,426,123
189,221	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.170%, 9/16/2069, 144A	177,776
1,852,258	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069, 144A	1,695,417
1,324,452	Navient Private Education Refi Loan Trust, Series 2021-BA, Class A, 0.940%, 7/15/2069, 144A	1,196,543
1,630,000	Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.850%, 4/20/2062, 144A	1,408,996
560,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28-day Auction Rate Security, 5.023%, 6/15/2032(a)	548,878
92,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A4, 28-day Auction Rate Security, 5.166%, 6/15/2032(a)	90,281
182,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28-day Auction Rate Security, 5.133%, 3/15/2033(a)	178,526
2,681,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28-day Auction Rate Security, 5.213%, 3/15/2033(a)	2,629,833
3,642,403	SMB Private Education Loan Trust, Series 2018-A, Class A2B, 1-month LIBOR + 0.800%, 2.124%, 2/15/2036, 144A(b)	3,579,062
1,388,908	SMB Private Education Loan Trust, Series 2018-B, Class A2A, 3.600%, 1/15/2037, 144A	1,334,979
990,220	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.070%, 1/15/2053, 144A	875,349
136,142	SoFi Professional Loan Program LLC, Series 2016-B, Class A2B, 2.740%, 10/25/2032, 144A	136,152
655,158	SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX, 2.840%, 1/25/2041, 144A	644,750
4,469,095	SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX, 2.540%, 5/15/2046, 144A(c)	4,284,106

		29,972,559

	ABS Whole Business – 1.6%
2,497,952	Adams Outdoor Advertising LP, Series 2018-1, Class A, 4.810%, 11/15/2048, 144A	2,458,604
1,770,923	DB Master Finance LLC, Series 2019-1A, Class A23, 4.352%, 5/20/2049, 144A	1,650,950
3,878,875	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.666%, 9/05/2048, 144A	3,772,066
3,931,200	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049, 144A	3,494,951
2,518,167	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.540%, 2/25/2044, 144A	2,497,855
4,579,725	Triton Container Finance VIII LLC, Series 2020-1A, Class A, 2.110%, 9/20/2045, 144A	4,054,275
3,538,275	Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/2048, 144A	3,332,765
1,564,200	Wendy’s Funding LLC, Series 2021-1A, Class A2I, 2.370%, 6/15/2051, 144A	1,325,817

		22,587,283

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Agency Commercial Mortgage-Backed Securities – 9.4%
$38,929,739	Federal Home Loan Mortgage Corp., Series K-1521, Class X1, IO, 1.096%, 8/25/2036(a)(d)	$3,711,402
255,031,964	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K138, Class X1, 0.252%, 1/25/2032(a)(d)	3,456,703
19,810,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K145, Class X1, 0.317%, 6/25/2055(a)	539,406
66,605,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K146, Class X1, 0.230%, 6/25/2032(a)	1,454,653
17,658,314	Federal National Mortgage Association, REMIC, Series 2020-M37, Class X, IO, 1.182%, 4/25/2032(a)(d)	1,139,367
17,113	Federal National Mortgage Association, Series 2015-M17, Class FA, 1-month LIBOR + 0.930%, 1.858%, 11/25/2022(b)	17,095
23,264,438	Federal National Mortgage Association, Series 2019-M17, Class X, 0.416%, 8/25/2034(a)(d)	491,257
16,959,632	Federal National Mortgage Association, Series 2020-M33, Class X, IO, 1.918%, 6/25/2028(a)(d)	1,246,579
18,094,183	Federal National Mortgage Association, Series 2020-M43, Class X1, IO, 2.211%, 8/25/2034(a)(d)	2,093,808
18,364,481	FHLMC Multifamily Structured Pass Through Certificates, Series K-103, Class X1, 0.757%, 11/25/2029(a)(d)	729,107
13,738,734	FHLMC Multifamily Structured Pass Through Certificates, Series K-108, Class X1, 1.810%, 3/25/2030(a)(d)	1,480,816
14,615,219	FHLMC Multifamily Structured Pass Through Certificates, Series K-117, Class X1, 1.339%, 8/25/2030(a)(d)	1,137,158
3,379,271	FHLMC Multifamily Structured Pass Through Certificates, Series K-1513, Class X1, IO, 0.994%, 8/25/2034(a)(d)(e)(f)	241,430
20,645,059	FHLMC Multifamily Structured Pass Through Certificates, Series K-1514, Class X1, 0.700%, 10/25/2034(a)(d)	1,047,840
2,560,553	FHLMC Multifamily Structured Pass Through Certificates, Series K-1517, Class X1, IO, 1.443%, 7/25/2035(a)(d)(e)(f)	303,555
347,772,109	FHLMC Multifamily Structured Pass Through Certificates, Series K028, Class X1, 0.337%, 2/25/2023(a)(d)(e)(f)	346,085
73,417,872	FHLMC Multifamily Structured Pass Through Certificates, Series K031, Class X1, 0.292%, 4/25/2023(a)(d)(e)(f)	92,621
30,677,320	FHLMC Multifamily Structured Pass Through Certificates, Series K036, Class X1, 0.837%, 10/25/2023(a)(d)(e)(f)	236,568
32,237,146	FHLMC Multifamily Structured Pass Through Certificates, Series K038, Class X1, 1.243%, 3/25/2024(a)(d)(e)(f)	444,254
36,219,187	FHLMC Multifamily Structured Pass Through Certificates, Series K040, Class X1, 0.837%, 9/25/2024(a)(d)(e)(f)	440,743
68,590,450	FHLMC Multifamily Structured Pass Through Certificates, Series K047, Class X1, 0.231%, 5/25/2025(a)(d)(e)(f)	233,123
38,442,737	FHLMC Multifamily Structured Pass Through Certificates, Series K051, Class X1, 0.644%, 9/25/2025(a)(d)(e)(f)	534,670
16,313,113	FHLMC Multifamily Structured Pass Through Certificates, Series K052, Class X1, 0.775%, 11/25/2025(a)(d)(e)(f)	293,058
9,341,570	FHLMC Multifamily Structured Pass Through Certificates, Series K053, Class X1, 1.017%, 12/25/2025(a)(d)(e)(f)	235,993
16,235,573	FHLMC Multifamily Structured Pass Through Certificates, Series K054, Class X1, 1.298%, 1/25/2026(a)(d)(e)(f)	553,944

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Agency Commercial Mortgage-Backed Securities – continued
$7,211,656	FHLMC Multifamily Structured Pass Through Certificates, Series K055, Class X1, 1.485%, 3/25/2026(a)(d)(e)(f)	$296,495
26,939,431	FHLMC Multifamily Structured Pass Through Certificates, Series K057, Class X1, 1.306%, 7/25/2026(a)(d)	1,034,975
8,374,286	FHLMC Multifamily Structured Pass Through Certificates, Series K058, Class X1, 1.046%, 8/25/2026(a)(d)(e)(f)	264,792
24,929,018	FHLMC Multifamily Structured Pass Through Certificates, Series K059, Class X1, 0.426%, 9/25/2026(a)(d)(e)(f)	270,204
90,940,507	FHLMC Multifamily Structured Pass Through Certificates, Series K060, Class X1, 0.192%, 10/25/2026(a)(d)(e)(f)	328,092
17,525,754	FHLMC Multifamily Structured Pass Through Certificates, Series K105, Class X1, 1.645%, 1/25/2030(a)(d)	1,605,657
11,607,622	FHLMC Multifamily Structured Pass Through Certificates, Series K107, Class X1, IO, 1.707%, 1/25/2030(a)(d)	1,123,896
32,679,283	FHLMC Multifamily Structured Pass Through Certificates, Series K141, Class X1, 0.407%, 2/25/2032(a)(d)	856,459
79,234,565	FHLMC Multifamily Structured Pass Through Certificates, Series K142, Class X1, 0.403%, 3/25/2032(a)(d)	1,995,523
35,940,446	FHLMC Multifamily Structured Pass Through Certificates, Series K143, Class X1, 0.450%, 4/25/2055(a)(d)	1,040,745
46,067,423	FHLMC Multifamily Structured Pass Through Certificates, Series K144, Class X1, 0.435%, 4/25/2032(a)(d)	1,310,738
14,530,627	FHLMC Multifamily Structured Pass Through Certificates, Series K152, Class X1, 1.102%, 1/25/2031(a)(d)	881,877
123,706,285	FHLMC Multifamily Structured Pass Through Certificates, Series K157, Class X1, IO, 0.155%, 8/25/2033(a)(d)	658,600
901,149	FHLMC Multifamily Structured Pass Through Certificates, Series KS01, Class X1, 1.254%, 1/25/2023(a)(d)(e)(f)	1,592
23,713,122	FHLMC Multifamily Structured Pass Through Certificates, Series KS03, Class X, 0.311%, 8/25/2025(a)(d)(e)(f)	140,797
32,342,386	FHLMC Multifamily Structured Pass Through Certificates, Series KW02, Class X1, 0.426%, 12/25/2026(a)(d)(e)(f)	208,098
325,676,986	FREMF Mortgage Trust, Series 2018-K156, Class X2A, IO 0.100%, 7/25/2036, 144A(d)	2,382,588
25,299,366	FRESB Mortgage Trust, Series 2021-SB91, Class X1, IO, 0.678%, 8/25/2041(a)(d)	838,937
16,081,443	FRESB Multifamily Mortgage Pass-Through Certificates, Series 2021-SB90, Class X1, IO, 0.754%, 6/25/2041(a)(d)	495,545
95,242,097	FRESB Multifamily Structured Pass Through Certificates, Series 2022-SB95, Class X1, 0.103%, 11/25/2041(a)(d)	854,360
3,519,653	Government National Mortgage Association, Series 2006-46, Class IO, 0.476%, 4/16/2046(a)(d)(e)(f)	35,003
1,502,022	Government National Mortgage Association, Series 2006-51, Class IO, 0.940%, 8/16/2046(a)(d)(e)(f)	33,180
4,000,000	Government National Mortgage Association, Series 2008-52, Class E, 6.041%, 8/16/2042(a)	4,010,162
815,771	Government National Mortgage Association, Series 2008-80, Class E, 5.674%, 8/16/2042(a)	819,948
4,173,681	Government National Mortgage Association, Series 2009-114, Class IO, 0.021%, 10/16/2049(a)(d)(e)(f)	148

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Agency Commercial Mortgage-Backed Securities – continued
$1,708,125	Government National Mortgage Association, Series 2010-124, Class X, 1.024%, 12/16/2052(a)(d)(e)(f)	$30,108
242,690	Government National Mortgage Association, Series 2010-49, Class IA, 1.450%, 10/16/2052(a)(d)(e)(f)	9,627
1,538,823	Government National Mortgage Association, Series 2011-119, Class IO, 0.228%, 8/16/2051(a)(d)(e)(f)	3,646
3,011,172	Government National Mortgage Association, Series 2011-121, Class ZA, 6.500%, 8/16/2051	3,032,360
4,813,729	Government National Mortgage Association, Series 2011-161, Class IO, 0.232%, 4/16/2045(a)(d)(e)(f)	19,794
966,452	Government National Mortgage Association, Series 2011-38, Class IO, 0.530%, 4/16/2053(a)(d)(e)(f)	8,485
71,780	Government National Mortgage Association, Series 2012-100, Class IC, 1.431%, 9/16/2050(a)(d)(e)(f)(g)	3
54,574	Government National Mortgage Association, Series 2012-111, Class IC, 1.331%, 9/16/2050(a)(d)(e)(f)(g)	2
20,705,087	Government National Mortgage Association, Series 2012-142, Class IO, 0.212%, 4/16/2054(a)(d)(e)(f)	84,313
4,571,266	Government National Mortgage Association, Series 2012-23, Class IO, 0.207%, 6/16/2053(a)(d)(e)(f)	27,092
7,114,932	Government National Mortgage Association, Series 2012-55, Class IO, Zero Coupon, 0.026%, 4/16/2052(a)(d)(e)(f)	70
1,152,543	Government National Mortgage Association, Series 2012-70, Class IO, 0.094%, 8/16/2052(a)(d)(e)(f)	924
6,669,939	Government National Mortgage Association, Series 2012-79, Class IO, 0.389%, 3/16/2053(a)(d)(e)(f)	72,097
24,770,858	Government National Mortgage Association, Series 2012-85, Class IO, 0.358%, 9/16/2052(a)(d)(e)(f)	239,777
1,109,486	Government National Mortgage Association, Series 2013-175, Class IO, 0.212%, 5/16/2055(a)(d)(e)(f)	7,200
2,538,617	Government National Mortgage Association, Series 2014-101, Class IO, 0.647%, 4/16/2056(a)(d)(e)(f)	47,224
11,269,457	Government National Mortgage Association, Series 2014-130, Class IB, 0.334%, 8/16/2054(a)(d)(e)(f)	137,896
12,207,142	Government National Mortgage Association, Series 2014-24, Class IX, 0.173%, 1/16/2054(a)(d)(e)(f)	78,311
7,591,181	Government National Mortgage Association, Series 2014-70, Class IO, 0.540%, 3/16/2049(a)(d)(e)(f)	116,047
3,986,166	Government National Mortgage Association, Series 2014-86, Class IO, 0.491%, 4/16/2056(a)(d)(e)(f)	60,057
16,222,372	Government National Mortgage Association, Series 2015-120, Class IO, 0.698%, 3/16/2057(a)(d)(e)(f)	396,554
18,792,894	Government National Mortgage Association, Series 2015-146, Class IB, 0.552%, 7/16/2055(a)(d)(e)(f)	323,617
7,492,440	Government National Mortgage Association, Series 2015-171, Class IO, 0.809%, 11/16/2055(a)(d)(e)(f)	243,852
8,170,548	Government National Mortgage Association, Series 2015-189, Class IG, 0.736%, 1/16/2057(a)(d)	258,998
4,831,103	Government National Mortgage Association, Series 2015-21, Class IO, 0.786%, 7/16/2056(a)(d)(e)(f)	136,388
14,137,144	Government National Mortgage Association, Series 2015-32, Class IO, 0.613%, 9/16/2049(a)(d)	330,053

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Agency Commercial Mortgage-Backed Securities – continued
$2,897,905	Government National Mortgage Association, Series 2015-68, Class IO, 0.404%, 7/16/2057(a)(d)(e)(f)	$54,647
13,230,606	Government National Mortgage Association, Series 2015-70, Class IO, 0.587%, 12/16/2049(a)(d)(e)(f)	293,233
7,871,905	Government National Mortgage Association, Series 2015-73, Class IO, 0.660%, 11/16/2055(a)(d)(e)(f)	154,801
19,666,931	Government National Mortgage Association, Series 2016-132, Class IO, 0.668%, 7/16/2056(a)(d)	527,003
10,500,799	Government National Mortgage Association, Series 2016-143, Class IO, 0.856%, 10/16/2056(d)(e)(f)	461,455
7,480,851	Government National Mortgage Association, Series 2016-6, Class IO, 0.510%, 2/16/2051(a)(d)(e)(f)	93,347
24,688,906	Government National Mortgage Association, Series 2017-168, Class IO, 0.581%, 12/16/2059(a)(d)	982,572
25,247,965	Government National Mortgage Association, Series 2017-90, Class IO, 0.719%, 1/16/2059(a)(d)	1,102,152
5,541,246	Government National Mortgage Association, Series 2018-133, Class IO, 1.118%, 6/16/2058(a)(d)	370,931
11,300,635	Government National Mortgage Association, Series 2018-2, Class IO, 0.706%, 12/16/2059(a)(d)	568,628
35,296,053	Government National Mortgage Association, Series 2018-82, Class IO, 0.470%, 5/16/2058(a)(d)	1,272,345
19,850,737	Government National Mortgage Association, Series 2018-96, Class IO, 0.461%, 8/16/2060(a)(d)	735,768
9,993,480	Government National Mortgage Association, Series 2019-75, Class IO, 0.868%, 12/16/2060(a)(d)	584,082
8,973,271	Government National Mortgage Association, Series 2019-94, Class IO, 1.016%, 8/16/2061(d)	568,069
40,133,059	Government National Mortgage Association, Series 2020-108, Class IO, 0.847%, 6/16/2062(a)(d)	2,615,809
19,694,251	Government National Mortgage Association, Series 2020-128, Class IO, 0.923%, 10/16/2062(a)(d)	1,420,621
33,874,030	Government National Mortgage Association, Series 2020-130, Class IO, 1.011%, 8/16/2060(a)(d)	2,533,737
41,649,147	Government National Mortgage Association, Series 2020-136, Class IO, 1.012%, 8/16/2062(a)(d)	3,161,283
40,111,988	Government National Mortgage Association, Series 2020-172, Class IO, 1.131%, 9/16/2062(d)	3,315,308
16,972,814	Government National Mortgage Association, Series 2020-174, Class IO, 0.867%, 1/16/2063(a)(d)	1,169,554
37,482,115	Government National Mortgage Association, Series 2020-179, Class IO, 1.007%, 9/16/2062(a)(d)	2,858,986
45,377,902	Government National Mortgage Association, Series 2020-197, Class IO, 0.959%, 10/16/2062(a)(d)	3,352,460
35,488,782	Government National Mortgage Association, Series 2020-26, Class IO, 0.712%, 10/15/2061(a)(d)	1,956,358
9,536,827	Government National Mortgage Association, Series 2021-10, Class IO, 0.987%, 5/16/2063(a)(d)	708,977
42,941,333	Government National Mortgage Association, Series 2021-106, Class IO, 0.855%, 4/16/2063(a)(d)	3,051,583
42,490,957	Government National Mortgage Association, Series 2021-12, Class IO, 0.972%, 3/16/2063(a)(d)	3,071,374
46,316,291	Government National Mortgage Association, Series 2021-128, Class IO, 1.005%, 6/16/2061(a)(d)	3,347,139

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Agency Commercial Mortgage-Backed Securities – continued
$58,472,780	Government National Mortgage Association, Series 2021-132, Class BI, 0.916%, 4/16/2063(a)(d)	$4,373,910
53,973,976	Government National Mortgage Association, Series 2021-133, Class IO, 0.879%, 7/16/2063(a)(d)	4,044,486
55,816,011	Government National Mortgage Association, Series 2021-144, Class IO, 0.825%, 4/16/2063(a)(d)	3,928,387
11,494,166	Government National Mortgage Association, Series 2021-145, Class IO, 0.772%, 7/16/2061(a)(d)	745,523
48,944,421	Government National Mortgage Association, Series 2021-151, Class IO, 0.916%, 4/16/2063(a)(d)	3,719,874
52,462,061	Government National Mortgage Association, Series 2021-163, Class IO, 0.796%, 3/16/2064(a)(d)	3,704,619
22,422,145	Government National Mortgage Association, Series 2021-180, Class IO, 0.903%, 11/16/2063(a)(d)	1,717,043
58,763,869	Government National Mortgage Association, Series 2021-186, Class IO, 0.768%, 5/16/2063(a)(d)	3,990,284
41,878,312	Government National Mortgage Association, Series 2021-20, Class IO, 1.140%, 8/16/2062(a)(d)	3,443,737
35,361,022	Government National Mortgage Association, Series 2021-33, Class IO, 0.839%, 10/16/2062(a)(d)	2,472,372
31,377,359	Government National Mortgage Association, Series 2021-40, Class IO, 0.822%, 2/16/2063(a)(d)	2,220,513
47,166,595	Government National Mortgage Association, Series 2021-52, Class IO, 0.718%, 4/16/2063(a)(d)	3,066,866
28,897,549	Government National Mortgage Association, Series 2022-17, Class IO, 0.802%, 6/16/2064(a)(d)	2,114,743

		129,528,720

	Collateralized Mortgage Obligations – 6.7%
9,991	Federal Home Loan Mortgage Corp., REMIC, Series 1673, Class SE, 8.390%, 2/15/2024(a)(e)(f)	9,978
53,130	Federal Home Loan Mortgage Corp., REMIC, Series 2626, Class SQ, 11.690%, 6/15/2023(a)(e)(f)	52,499
69,127	Federal Home Loan Mortgage Corp., REMIC, Series 2649, Class IM, 7.000%, 7/15/2033(d)(e)(f)	15,776
24,401	Federal Home Loan Mortgage Corp., REMIC, Series 2725, Class SC, 7.482%, 11/15/2033(a)(e)(f)	23,443
798,265	Federal Home Loan Mortgage Corp., REMIC, Series 3013, Class AS, 14.922%, 5/15/2035(a)(e)(f)	835,337
3,037,233	Federal Home Loan Mortgage Corp., REMIC, Series 3149, Class LS, 5.876%, 5/15/2036(a)(d)(e)(f)	401,949
888,212	Federal Home Loan Mortgage Corp., REMIC, Series 3229, Class BI, 5.296%, 10/15/2036(a)(d)(e)(f)	118,390
1,004,456	Federal Home Loan Mortgage Corp., REMIC, Series 3416, Class BI, 4.926%, 2/15/2038(a)(d)(e)(f)	108,837
453,457	Federal Home Loan Mortgage Corp., REMIC, Series 3417, Class VS, 13.991%, 2/15/2038(a)(e)(f)	495,076
426,488	Federal Home Loan Mortgage Corp., REMIC, Series 3417, Class WS, 12.932%, 2/15/2038(a)(e)(f)	451,016
1,126,619	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, IO, 2.554%, 6/15/2048(a)(d)	1,077,352
531,096	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, IO, 3.870%, 12/15/2036(a)(d)	533,405

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$1,277,327	Federal Home Loan Mortgage Corp., REMIC, Series 3747, Class CS, 5.176%, 10/15/2040(a)(d)(e)(f)	$167,381
55,231	Federal Home Loan Mortgage Corp., REMIC, Series 3792, Class DF, 1-month LIBOR + 0.400%, 1.724%, 11/15/2040(b)(e)(f)	54,998
186,391	Federal Home Loan Mortgage Corp., REMIC, Series 3808, Class SH, 7.077%, 2/15/2041(a)(e)(f)	149,551
1,291,094	Federal Home Loan Mortgage Corp., REMIC, Series 3922, Class SH, 4.576%, 9/15/2041(a)(d)(e)(f)	159,049
1,525,339	Federal Home Loan Mortgage Corp., REMIC, Series 4041, Class ES, 17.380%, 8/15/2040(a)	1,890,168
1,147,799	Federal Home Loan Mortgage Corp., REMIC, Series 4097, Class US, 4.826%, 8/15/2032(a)(d)(e)(f)	91,076
5,345,788	Federal Home Loan Mortgage Corp., REMIC, Series 4136, Class SG, IO, 4.826%, 11/15/2042(a)(d)(e)(f)	734,497
3,696,722	Federal Home Loan Mortgage Corp., REMIC, Series 4321, Class BS, 1.010%, 6/15/2039(a)(d)(e)(f)	167,245
1,337,613	Federal Home Loan Mortgage Corp., REMIC, Series 4512, Class IE, 4.500%, 3/15/2044(d)(e)(f)	172,260
3,798,100	Federal Home Loan Mortgage Corp., REMIC, Series 4672, Class SP, 4.776%, 4/15/2047(a)(d)(e)(f)	462,773
1,540,304	Federal Home Loan Mortgage Corp., REMIC, Series 4749, Class IO, 4.000%, 12/15/2047(d)(e)(f)	264,329
3,676,455	Federal Home Loan Mortgage Corp., REMIC, Series 5048, Class HI, IO, 4.500%, 1/15/2042(d)	633,399
189,792	Federal Home Loan Mortgage Corp., REMIC, Series 5065, Class EI, IO, 5.438%, 11/25/2044(a)(d)	41,219
9,305,884	Federal Home Loan Mortgage Corp., REMIC, Series 5065, Class HI, IO, 4.973%, 4/15/2042(a)(d)	1,696,544
1,166,239	Federal Home Loan Mortgage Corp., REMIC, Series 5078, Class MI, IO, 4.000%, 9/25/2043(d)(e)(f)	313,714
16,360,262	Federal Home Loan Mortgage Corp., REMIC, Series 5094, Class IO, 1.592%, 12/15/2048(a)(d)	1,218,113
6,362,416	Federal Home Loan Mortgage Corp., REMIC, Series 5187, Class EI, 4.500%, 1/25/2052(d)	1,023,407
3,865,321	Federal Home Loan Mortgage Corp., REMIC, Series 5187, Class IA, 5.000%, 1/25/2052(d)	610,303
20,555,220	Federal Home Loan Mortgage Corp., REMIC, Series 5187, Class IE, 4.000%, 1/25/2052(d)	3,519,921
366,529	Federal Home Loan Mortgage Corp., REMIC, Series 5214, Class BI, 0.922%, 4/25/2052(a)(d)	14,512
125,000	Federal Home Loan Mortgage Corp., REMIC, Series 5214, Class BY, 3.000%, 4/25/2052	112,372
223,610	Federal Home Loan Mortgage Corp., Series 224, Class IO, 6.000%, 3/01/2033(d)(e)(f)	36,750
21,864	Federal National Mortgage Association, REMIC, Series 1996-45, Class SC, 5.626%, 1/25/2024(a)(d)(e)(f)	588
727,161	Federal National Mortgage Association, REMIC, Series 2005-22, Class DG, 6.810%, 4/25/2035(a)(e)(f)	714,733
1,277,221	Federal National Mortgage Association, REMIC, Series 2005-45, Class DA, 18.467%, 6/25/2035(a)	1,557,735
2,293,359	Federal National Mortgage Association, REMIC, Series 2005-62, Class GZ, 5.750%, 7/25/2035	2,451,964
1,078,687	Federal National Mortgage Association, REMIC, Series 2006-46, Class SK, 18.247%, 6/25/2036(a)	1,329,566

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$37,161	Federal National Mortgage Association, REMIC, Series 2006-69, Class KI, 5.676%, 8/25/2036(a)(d)(e)(f)	$4,200
288,946	Federal National Mortgage Association, REMIC, Series 2008-15, Class AS, 24.882%, 8/25/2036(a)	403,168
718,070	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.407%, 8/25/2038(a)	699,174
191,858	Federal National Mortgage Association, REMIC, Series 2008-87, Class LD, 4.076%, 11/25/2038(a)(e)(f)	195,769
806,893	Federal National Mortgage Association, REMIC, Series 2009-11, Class VP, 2.326%, 3/25/2039(a)(e)(f)	765,887
67,894	Federal National Mortgage Association, REMIC, Series 2010-75, Class MT, 1.587%, 12/25/2039(a)(e)(f)	63,660
2,556,888	Federal National Mortgage Association, REMIC, Series 2010-80, Class PZ, 5.000%, 7/25/2040	2,682,197
286,817	Federal National Mortgage Association, REMIC, Series 2011-100, Class SH, 6.638%, 11/25/2040(a)(e)(f)	266,966
1,690,194	Federal National Mortgage Association, REMIC, Series 2011-51, Class SM, 4.226%, 6/25/2041(a)(d)(e)(f)	180,950
1,432,287	Federal National Mortgage Association, REMIC, Series 2012-14, Class MS, 4.876%, 3/25/2042(a)(d)(e)(f)	198,127
1,053,368	Federal National Mortgage Association, REMIC, Series 2012-21, Class SB, 4.326%, 3/25/2042(a)(d)(e)(f)	106,142
3,817,322	Federal National Mortgage Association, REMIC, Series 2012-97, Class SB, 4.376%, 9/25/2042(a)(d)(e)(f)	448,199
396,352	Federal National Mortgage Association, REMIC, Series 2013-109, Class US, 8.200%, 7/25/2043(a)	386,884
1,809,834	Federal National Mortgage Association, REMIC, Series 2013-117, Class S, 4.976%, 11/25/2043(a)(d)(e)(f)	283,589
1,955,039	Federal National Mortgage Association, REMIC, Series 2013-34, Class PS, 4.526%, 8/25/2042(a)(d)(e)(f)	170,685
12,825,581	Federal National Mortgage Association, REMIC, Series 2014-15, Class SA, 4.426%, 4/25/2044(a)(d)	1,703,826
1,036,439	Federal National Mortgage Association, REMIC, Series 2014-28, Class SD, 4.426%, 5/25/2044(a)(d)(e)(f)	86,980
365,468	Federal National Mortgage Association, REMIC, Series 2015-55, Class KT, 5.500%, 5/25/2041(a)(e)(f)	366,290
8,854,847	Federal National Mortgage Association, REMIC, Series 2016-22, Class ST, IO, 4.476%, 4/25/2046(a)(d)	914,576
1,243,622	Federal National Mortgage Association, REMIC, Series 2016-26, Class KL, 4.500%, 11/25/2042(a)	1,091,087
9,739,601	Federal National Mortgage Association, REMIC, Series 2016-32, Class SA, 4.476%, 10/25/2034(a)(d)	1,009,440
11,989,331	Federal National Mortgage Association, REMIC, Series 2016-60, Class ES, 4.476%, 9/25/2046(a)(d)	1,339,880
8,148,959	Federal National Mortgage Association, REMIC, Series 2016-60, Class QS, 4.476%, 9/25/2046(a)(d)	896,060
4,969,828	Federal National Mortgage Association, REMIC, Series 2016-82, Class SC, 4.476%, 11/25/2046(a)(d)	512,766
5,116,590	Federal National Mortgage Association, REMIC, Series 2016-82, Class SG, 4.476%, 11/25/2046(a)(d)	508,452
6,130,551	Federal National Mortgage Association, REMIC, Series 2016-93, Class SL, 5.026%, 12/25/2046(a)(d)	646,235
8,338,977	Federal National Mortgage Association, REMIC, Series 2017-26, Class SA, 4.526%, 4/25/2047(a)(d)	807,717

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$44,145,316	Federal National Mortgage Association, REMIC, Series 2017-57, Class SD, IO, 2.326%, 8/25/2047(a)(d)	$2,502,863
3,600,000	Federal National Mortgage Association, REMIC, Series 2020-72, Class LI, IO, 5.000%, 12/25/2040(d)	856,059
13,829,164	Federal National Mortgage Association, REMIC, Series 2021-24, Class IO, 1.188%, 3/25/2059(a)(d)	1,067,353
299,846	Federal National Mortgage Association, Series 334, Class 11, 6.000%, 3/25/2033(d)(e)(f)	47,740
79,863	Federal National Mortgage Association, Series 334, Class 19, 7.000%, 2/25/2033(a)(d)(e)(f)	17,151
319,758	Federal National Mortgage Association, Series 339, Class 13, 6.000%, 6/25/2033(d)(e)(f)	55,187
202,007	Federal National Mortgage Association, Series 339, Class 7, 5.500%, 11/25/2033(d)(e)(f)	32,977
707,622	Federal National Mortgage Association, Series 356, Class 13, 5.500%, 6/25/2035(d)(e)(f)	135,752
302,710	Federal National Mortgage Association, Series 359, Class 17, 6.000%, 7/25/2035(d)(e)(f)	59,826
156,553	Federal National Mortgage Association, Series 374, Class 18, 6.500%, 8/25/2036(d)(e)(f)	32,110
357,711	Federal National Mortgage Association, Series 374, Class 20, 6.500%, 9/25/2036(d)(e)(f)	74,038
162,502	Federal National Mortgage Association, Series 374, Class 22, 7.000%, 10/25/2036(d)(e)(f)	36,945
180,134	Federal National Mortgage Association, Series 374, Class 23, 7.000%, 10/25/2036(d)(e)(f)	35,337
242,420	Federal National Mortgage Association, Series 374, Class 24, 7.000%, 6/25/2037(d)(e)(f)	56,961
209,514	Federal National Mortgage Association, Series 381, Class 12, 6.000%, 11/25/2035(d)(e)(f)	38,955
102,922	Federal National Mortgage Association, Series 381, Class 13, 6.000%, 11/25/2035(a)(d)(e)(f)	19,031
132,498	Federal National Mortgage Association, Series 381, Class 18, 7.000%, 3/25/2037(d)(e)(f)	27,186
80,489	Federal National Mortgage Association, Series 381, Class 19, 7.000%, 3/25/2037(a)(d)(e)(f)	17,144
24,341	Federal National Mortgage Association, Series 383, Class 32, 6.000%, 1/25/2038(d)(e)(f)	6,804
743,684	Federal National Mortgage Association, Series 384, Class 20, 5.500%, 5/25/2036(a)(d)(e)(f)	137,923
271,206	Federal National Mortgage Association, Series 384, Class 31, 6.500%, 7/25/2037(d)(e)(f)	58,596
182,847	Federal National Mortgage Association, Series 384, Class 36, 7.000%, 7/25/2037(a)(d)(e)(f)	26,219
194,701	Federal National Mortgage Association, Series 384, Class 4, 4.500%, 9/25/2036(a)(d)(e)(f)	13,572
109,861	Federal National Mortgage Association, Series 385, Class 23, 7.000%, 7/25/2037(d)(e)(f)	24,247
20,593	Federal National Mortgage Association, Series 386, Class 25, 7.000%, 3/25/2038(a)(d)(e)(f)	4,967
335,697	Government National Mortgage Association, Series 2009-65, Class NZ, 5.500%, 8/20/2039(e)(f)	353,164
211,047	Government National Mortgage Association, Series 2010-H02, Class FA, 1-month LIBOR + 0.680%, 1.703%, 2/20/2060(b)	210,176

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$166,008	Government National Mortgage Association, Series 2010-H22, Class FE, 1-month LIBOR + 0.350%, 1.153%, 5/20/2059(b)(e)(f)	$163,881
138,765	Government National Mortgage Association, Series 2010-H24, Class FA, 1-month LIBOR + 0.350%, 1.153%, 10/20/2060(b)	137,258
139,031	Government National Mortgage Association, Series 2011-H05, Class FB, 1-month LIBOR + 0.500%, 1.303%, 12/20/2060(b)	137,903
63,214	Government National Mortgage Association, Series 2011-H11, Class FA, 1-month LIBOR + 0.500%, 1.303%, 3/20/2061(b)	62,729
77,972	Government National Mortgage Association, Series 2011-H21, Class FA, 1-month LIBOR + 0.600%, 1.403%, 10/20/2061(b)(e)(f)	77,143
222,869	Government National Mortgage Association, Series 2011-H21, Class FT, 1-year CMT + 0.700%, 2.361%, 10/20/2061(b)(e)(f)	221,121
4,369	Government National Mortgage Association, Series 2012-H11, Class BA, 2.000%, 5/20/2062(e)(f)	4,030
268,326	Government National Mortgage Association, Series 2012-H22, Class HD, 5.310%, 1/20/2061(a)(e)(f)	272,727
6,788	Government National Mortgage Association, Series 2012-H24, Class FE, 1-month LIBOR + 0.600%, 1.403%, 10/20/2062(b)(e)(f)	6,704
96,894	Government National Mortgage Association, Series 2012-H24, Class HI, 1.150%, 10/20/2062(a)(d)(e)(f)	6,148
342,148	Government National Mortgage Association, Series 2013-H01, Class JA, 1-month LIBOR + 0.320%, 1.123%, 1/20/2063(b)(e)(f)	337,229
33,473	Government National Mortgage Association, Series 2013-H11, Class JA, 3.500%, 4/20/2063(e)(f)	32,978
1,443,890	Government National Mortgage Association, Series 2013-H13, Class SI, 1.312%, 6/20/2063(a)(d)(e)(f)	47,441
7,881,852	Government National Mortgage Association, Series 2013-H16, Class AI, 1.538%, 7/20/2063(a)(d)(e)(f)	165,448
5,505,645	Government National Mortgage Association, Series 2013-H18, Class EI, 1.668%, 7/20/2063(a)(d)(e)(f)	262,631
897,359	Government National Mortgage Association, Series 2013-H18, Class JI, 1.302%, 8/20/2063(a)(d)(e)(f)	18,403
176,363	Government National Mortgage Association, Series 2013-H20, Class FA, 1-month LIBOR + 0.600%, 1.403%, 8/20/2063(b)(e)(f)	174,361
16,074,805	Government National Mortgage Association, Series 2014-H24, Class HI, 0.972%, 9/20/2064(a)(d)(e)(f)	368,824
2,069,571	Government National Mortgage Association, Series 2015-152, Class PI, IO, 4.000%, 10/20/2045(d)(e)(f)	257,779
16,097,395	Government National Mortgage Association, Series 2015-H01, Class XZ, 4.591%, 10/20/2064(a)(c)	16,269,974
600,607	Government National Mortgage Association, Series 2015-H04, Class HA, 3.500%, 11/20/2064(a)(e)(f)	594,239
3,394	Government National Mortgage Association, Series 2015-H05, Class FA, 1-month LIBOR + 0.300%, 1.103%, 4/20/2061(b)(e)(f)	3,265
2,410,318	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	2,355,800
19,451	Government National Mortgage Association, Series 2015-H13, Class FL, 1-month LIBOR + 0.280%, 1.083%, 5/20/2063(b)(e)(f)	19,051
11,960	Government National Mortgage Association, Series 2015-H19, Class FA, 1-month LIBOR + 0.200%, 1.003%, 4/20/2063(b)(e)(f)	11,435
349,824	Government National Mortgage Association, Series 2015-H28, Class JZ, 4.995%, 3/20/2065(a)(e)(f)	350,996
3,385	Government National Mortgage Association, Series 2015-H29, Class FA, 1-month LIBOR + 0.700%, 1.503%, 10/20/2065(b)(e)(f)	3,270

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$135,197	Government National Mortgage Association, Series 2015-H29, Class HZ, 4.598%, 9/20/2065(a)(e)(f)	$135,300
3,376	Government National Mortgage Association, Series 2015-H30, Class FA, 1-month LIBOR + 0.680%, 1.483%, 8/20/2061(b)(e)(f)	3,252
1,444,312	Government National Mortgage Association, Series 2016-17, Class GT, 5.000%, 8/20/2045(a)	1,314,908
589,423	Government National Mortgage Association, Series 2016-23, Class PA, 5.631%, 7/20/2037(a)(e)(f)	608,250
10,861,785	Government National Mortgage Association, Series 2016-H01, Class AI, 1.213%, 1/20/2066(a)(d)(e)(f)	284,561
16,807,787	Government National Mortgage Association, Series 2016-H09, Class JI, 2.360%, 4/20/2066(a)(d)	582,222
206,057	Government National Mortgage Association, Series 2016-H14, Class JZ, 4.129%, 8/20/2063(a)(e)(f)	204,155
646,225	Government National Mortgage Association, Series 2016-H19, Class CZ, 4.713%, 8/20/2066(a)(e)(f)	645,985
35,315	Government National Mortgage Association, Series 2016-H19, Class EZ, 5.141%, 6/20/2061(a)(e)(f)	33,670
88,148	Government National Mortgage Association, Series 2016-H19, Class FC, 1-month LIBOR + 0.400%, 1.203%, 8/20/2066(b)(e)(f)	87,563
4,480,388	Government National Mortgage Association, Series 2017-128, Class IO, 0.980%, 12/16/2056(a)(d)(e)(f)	223,795
2,089,530	Government National Mortgage Association, Series 2017-H05, Class AI, IO, 1.960%, 1/20/2067(a)(d)	115,850
11,325,789	Government National Mortgage Association, Series 2018-110, Class IO, 0.620%, 1/16/2060(a)(d)	569,025
12,551,016	Government National Mortgage Association, Series 2018-129, Class IO, 0.610%, 7/16/2060(a)(d)	610,741
12,449,272	Government National Mortgage Association, Series 2018-143, Class IO, 0.473%, 10/16/2060(a)(d)	628,999
57,009	Government National Mortgage Association, Series 2018-H02, Class FJ, 1-month LIBOR + 0.200%, 1.003%, 10/20/2064(b)(e)(f)	56,368
38,346	Government National Mortgage Association, Series 2018-H10, Class FJ, 1-month LIBOR + 0.250%, 1.053%, 6/20/2068(b)(e)(f)	38,132
4,245,107	Government National Mortgage Association, Series 2018-H16, Class CZ, 4.265%, 5/20/2068(a)	4,304,942
280,000	Government National Mortgage Association, Series 2019-111, Class LP, 3.500%, 9/20/2049(e)(f)	250,702
17,963,781	Government National Mortgage Association, Series 2019-116, Class IO, 0.627%, 12/16/2061(a)(d)	1,071,629
324,000	Government National Mortgage Association, Series 2019-132, Class LP, 3.500%, 10/20/2049(e)(f)	291,807
8,447,001	Government National Mortgage Association, Series 2019-152, Class LI, 3.955%, 2/20/2044(a)(d)	1,358,068
2,595,839	Government National Mortgage Association, Series 2019-44, Class BS, 4.455%, 4/20/2049(a)(d)(e)(f)	230,691
10,706,216	Government National Mortgage Association, Series 2019-70, Class SK, 4.405%, 8/20/2043(a)(d)	1,392,658
2,042,152	Government National Mortgage Association, Series 2019-H02, Class BZ, 4.262%, 1/20/2069(a)	2,182,967
4,075,853	Government National Mortgage Association, Series 2020-148, Class IJ, IO, 3.000%, 6/20/2049(d)	1,005,483
11,096,300	Government National Mortgage Association, Series 2020-47, Class IQ, 3.500%, 3/20/2050(d)	2,956,539

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$62,613,501	Government National Mortgage Association, Series 2021-H03, Class IO, 3.686%, 4/20/2070(a)(c)(d)(g)(h)	$1,880,910
9,078,767	Government National Mortgage Association, Series 2021-H08, Class IA, IO, 3.750%, 1/20/2068(a)(d)	274,950

		92,105,304

	Mortgage Related – 35.7%
95,476,414	FHLMC, 2.000%, with various maturities from 2050 to 2052(c)(i)	83,225,975
16,396,769	FHLMC, 2.500%, with various maturities from 2050 to 2052(c)(i)	14,635,755
163,818,774	FNMA, 2.000%, with various maturities from 2050 to 2051(c)(i)	142,716,878
125,291,778	FNMA, 2.500%, with various maturities from 2050 to 2052(c)(i)	112,917,163
84,905,346	FNMA, 3.000%, with various maturities from 2047 to 2052(i)	79,294,238
471,537	FNMA, 4.000%, 1/01/2052	463,003
9	GNMA, 5.470%, 11/20/2059(a)	9
119,235	Government National Mortgage Association, Series 2018-H12, Class HZ, 4.627%, 8/20/2068(a)(e)(f)	120,868
2,576,589	Government National Mortgage Association, Series 2019-HO2, Class JA, 3.500%, 12/20/2068	2,526,565
9,563,379	Government National Mortgage Association, Series 2020-148, Class EI, 3.000%, 11/20/2049(d)	2,287,355
27,131,000	UMBS® (TBA), 3.000%, 8/01/2052(j)	25,231,830
20,270,000	UMBS® (TBA), 3.500%, 7/01/2052(j)	19,492,456
8,000,000	UMBS® (TBA), 4.000%, 8/01/2052(j)	7,873,906

		490,786,001

	Non-Agency Commercial Mortgage-Backed Securities – 13.8%
4,155,000	BANK, Series 2019-BN19, Class A3, 3.183%, 8/15/2061	3,867,133
3,720,000	BANK, Series 2019-BN20, Class A3, 3.011%, 9/15/2062	3,420,163
3,525,000	BANK, Series 2019-BN22, Class A4, 2.978%, 11/15/2062	3,226,504
1,770,000	BANK, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	1,580,200
3,649,000	BANK, Series 2020-BN26, Class A4, 2.403%, 3/15/2063	3,196,246
785,000	BANK, Series 2020-BN28, Class AS, 2.140%, 3/15/2063	650,256
3,570,000	BANK, Series 2021-BN33, Class A5, 2.556%, 5/15/2064	3,111,015
5,300,000	BANK, Series 2022-BNK39, Class A4, 2.928%, 2/15/2055	4,751,370

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$1,000,000	Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2016-UB10, Class A4, 3.170%, 7/15/2049	$962,843
4,045,000	Barclays Commercial Mortgage Securities Trust, Series 2020-BID, Class A, 1-month LIBOR + 2.140%, 3.464%, 10/15/2037, 144A(b)	3,990,977
3,330,000	Benchmark Mortgage Trust, Series 2019-B10, Class A4, 3.717%, 3/15/2062	3,209,703
4,630,000	Benchmark Mortgage Trust, Series 2019-B11, Class A5, 3.542%, 5/15/2052	4,412,078
5,185,000	Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952%, 8/15/2057	4,741,887
4,970,000	BMO Mortgage Trust, Series 2022-C1, Class A5, 3.374%, 2/15/2055(a)	4,587,504
2,770,000	BX Commercial Mortgage Trust, Series 2022-AHP, Class B, 1-month Term SOFR + 1.840%, 3.119%, 1/17/2039, 144A(b)	2,711,431
510,000	Cali Mortgage Trust, Series 2019-101C, Class A, 3.957%, 3/10/2039, 144A	483,575
230,000	Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class AM, 3.416%, 10/15/2045, 144A	228,898
2,424,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	2,333,844
2,572,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR13, Class A4, 4.194%, 11/10/2046(a)	2,565,456
2,605,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR6, Class A4, 3.101%, 3/10/2046	2,592,307
5,595,000	Commercial Mortgage Pass Through Certificates, Series 2013-WWP, Class A2, 3.424%, 3/10/2031, 144A	5,585,977
313,330	Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	311,691
789,093	Commercial Mortgage Pass Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047	789,879
580,860	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A4, 3.691%, 3/10/2047	574,061
1,300,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5, 3.961%, 3/10/2047	1,292,519
2,520,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS5, Class A4, 3.838%, 9/10/2047	2,494,090
3,110,000	Commercial Mortgage Pass Through Certificates, Series 2015-DC1, Class A5, 3.350%, 2/10/2048	3,039,984
875,044	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class ASB, 3.550%, 2/10/2049	867,230
6,160,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037, 144A(c)	5,821,878
1,805,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037, 144A	1,660,932
2,045,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037, 144A	1,816,792
2,405,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A4, 2.968%, 12/15/2052	2,164,666
5,365,000	DROP Mortgage Trust, Series 2021-FILE, Class A, 1-month LIBOR + 1.150%, 2.470%, 10/15/2043, 144A(b)	5,176,357
3,627,673	Extended Stay America Trust, Series 2021-ESH, Class C, 1-month LIBOR + 1.700%, 3.025%, 7/15/2038, 144A(b)	3,509,243

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$2,675,000	Greystone Commercial Real Estate Notes Ltd., Series 2021-HC2, Class A, 1-month LIBOR + 1.800%, 3.124%, 12/15/2039, 144A(b)	$2,564,381
3,690,000	GS Mortgage Securities Corp. II, Series 2012-BWTR, Class A, 2.954%, 11/05/2034, 144A	3,661,073
5,775,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.668%, 3/05/2033, 144A(a)	5,357,973
3,461,000	GS Mortgage Securities Trust, Series 2013-GC16, Class B, 5.161%, 11/10/2046(a)	3,419,524
2,930,000	GS Mortgage Securities Trust, Series 2014-GC18, Class A4, 4.074%, 1/10/2047	2,919,529
5,100,000	GS Mortgage Securities Trust, Series 2014-GC18, Class AS, 4.383%, 1/10/2047	4,910,220
1,295,000	GS Mortgage Securities Trust, Series 2014-GC18, Class B, 4.885%, 1/10/2047(a)	1,185,575
1,416,000	GS Mortgage Securities Trust, Series 2014-GC20, Class A5, 3.998%, 4/10/2047	1,406,544
2,373,000	GS Mortgage Securities Trust, Series 2014-GC22, Class C, 4.843%, 6/10/2047(a)	2,303,426
5,000,000	GS Mortgage Securities Trust, Series 2019-GSA1, Class A4, 3.048%, 11/10/2052	4,608,515
2,555,000	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	2,312,832
5,885,000	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034, 144A	5,296,653
1,575,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 4.509%, 12/15/2047, 144A(a)	1,559,226
2,405,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class AS, 4.243%, 4/15/2047(a)	2,383,565
505,631	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047	503,983
730,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C25, Class AS, 4.065%, 11/15/2047	714,804
1,300,000	Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030, 144A	1,287,743
2,467,516	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A4, 3.134%, 12/15/2048	2,463,200
3,905,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class AS, 3.456%, 5/15/2046	3,866,298
930,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class B, 4.476%, 6/15/2047(a)	888,197
693,173	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.385%, 6/15/2044, 144A(a)	654,150
3,285,000	Morgan Stanley Capital I Trust, Series 2013-ALTM, Class A2, 3.828%, 2/05/2035, 144A(a)	3,076,264
5,780,000	Morgan Stanley Capital I Trust, Series 2019-L3, Class A4, 3.127%, 11/15/2052(c)	5,307,175
2,085,000	Morgan Stanley Capital I Trust, Series 2021-L5, Class A4, 2.728%, 5/15/2054	1,832,713
3,475,000	RBS Commercial Funding, Inc., Trust, Series 2013-SMV, Class C, 3.704%, 3/11/2031, 144A(a)	3,363,570

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$1,861,317	Starwood Retail Property Trust, Series 2014-STAR, Class A, 1-month LIBOR + 1.470%, 2.795%, 11/15/2027, 144A(b)	$1,321,535
6,500,000	Starwood Retail Property Trust, Series 2014-STAR, Class B, 1-month LIBOR + 1.900%, 3.225%, 11/15/2027, 144A(b)(e)(f)(g)	4,183,613
1,350,000	UBS Commercial Mortgage Trust, Series 2019-C16, Class A4, 3.605%, 4/15/2052	1,278,329
4,000,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class AS, 4.020%, 8/15/2050	3,879,248
2,269,035	Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class ASB, 3.400%, 6/15/2048	2,247,974
5,000,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class A5, 4.302%, 1/15/2052	4,982,780
5,012,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146%, 12/15/2052	4,610,975
924,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C58, Class AS, 2.398%, 7/15/2053	765,248
1,875,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class AS, 4.358%, 8/15/2046(a)	1,855,602
688,277	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class A4, 3.723%, 5/15/2047	677,117
1,635,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class A5, 3.995%, 5/15/2047	1,613,855
790,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class AS, 4.176%, 5/15/2047	777,714
1,605,291	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ASB, 3.638%, 5/15/2047	1,599,620
535,000	WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B, 4.204%, 11/15/2047(a)	495,638

		189,865,070

	Total Bonds and Notes (Identified Cost $1,446,656,702)	1,262,684,071

Collateralized Loan Obligations – 6.8%
2,225,000	AGL CLO 12 Ltd., Series 2021-12A, Class B, 3-month LIBOR + 1.600%, 2.663%, 7/20/2034, 144A(b)	2,088,225
3,000,000	AGL CLO 3 Ltd., Series 2020-3A, Class A, 3-month LIBOR + 1.300%, 2.344%, 1/15/2033, 144A(b)	2,921,292
5,255,000	Alinea CLO Ltd., Series 2018-1A, Class B, 3-month LIBOR + 1.650%, 2.713%, 7/20/2031, 144A(b)	5,002,424
595,000	Allegro CLO VIII Ltd., Series 2018-2A, Class B1, 3-month LIBOR + 1.670%, 2.714%, 7/15/2031, 144A(b)	567,763
3,835,000	Dryden 53 CLO Ltd., Series 2017-53A, Class B, 3-month LIBOR + 1.400%, 2.444%, 1/15/2031, 144A(b)	3,667,184
4,275,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class B1, 3-month LIBOR + 1.550%, 2.613%, 1/20/2034, 144A(b)	4,056,052
1,565,000	Galaxy XXVI CLO Ltd., Series 2018-26A, Class B, 3-month LIBOR + 1.700%, 3.205%, 11/22/2031, 144A(b)	1,489,702
3,497,500	Hayfin U.S. XII Ltd., Series 2018-8A, Class B, 3-month LIBOR + 1.480%, 2.543%, 4/20/2031, 144A(b)	3,320,778
3,005,000	LCM 30 Ltd., Series 30A, Class BR, 3-month LIBOR + 1.500%, 2.563%, 4/20/2031, 144A(b)	2,837,258
4,685,000	Madison Park Funding XIV Ltd., Series 2014-14A, Class BRR, 3-month LIBOR + 1.700%, 2.836%, 10/22/2030, 144A(b)	4,496,326

Principal Amount	Description	Value (†)

Collateralized Loan Obligations – continued
$1,750,000	Madison Park Funding XXVI Ltd., Series 2017-26A, Class AR, 3-month LIBOR + 1.200%, 2.439%, 7/29/2030, 144A(b)	$1,728,683
2,350,000	Magnetite XXIX Ltd., Series 2021-29A, Class B, 3-month LIBOR + 1.400%, 2.444%, 1/15/2034, 144A(b)	2,231,428
2,075,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BRR, 3-month LIBOR + 1.650%, 2.694%, 7/15/2034, 144A(b)	1,968,034
2,560,000	Neuberger Berman Loan Advisers CLO Ltd., Series 2021-40A, Class B, 3-month LIBOR + 1.400%, 2.444%, 4/16/2033, 144A(b)	2,423,491
5,280,000	OCP CLO Ltd., Series 2020-8RA, Class A2, 3-month LIBOR + 1.550%, 2.594%, 1/17/2032, 144A(b)	4,984,325
2,040,000	Octagon Investment Partners Ltd., Series 2018-18A, Class A2, 3-month LIBOR + 1.470%, 2.514%, 4/16/2031, 144A(b)	1,939,436
4,045,000	OHA Credit Funding 2 Ltd., Series 2019-2A, Class BR, 3-month LIBOR + 1.600%, 2.698%, 4/21/2034, 144A(b)	3,795,201
4,205,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class BR, 3-month LIBOR + 1.650%, 2.713%, 7/02/2035, 144A(b)	3,998,358
5,300,000	OHA Credit Funding Ltd., Series 2021-8A, Class B1, 3-month LIBOR + 1.500%, 2.544%, 1/18/2034, 144A(b)	5,019,672
4,970,000	Palmer Square CLO Ltd., Series 2013-2A, Class A2R3, 3-month LIBOR + 1.500%, 2.544%, 10/17/2031, 144A(b)	4,742,623
575,000	Palmer Square CLO Ltd., Series 2015-1A, Class A2R4, 3-month LIBOR + 1.700%, 3.205%, 5/21/2034, 144A(b)	546,892
3,800,000	Post CLO Ltd., Series 2022-1A, Class A, 3-month Term SOFR + 1.380%, 2.093%, 4/20/2035, 144A(b)	3,637,090
4,500,000	Race Point VIII CLO Ltd., Series 2013-8A, Class BR2, 3-month LIBOR + 1.500%, 2.978%, 2/20/2030, 144A(b)	4,335,408
1,035,000	Recette CLO Ltd., Series 2015-1A, Class BRR, 3-month LIBOR + 1.400%, 2.463%, 4/20/2034, 144A(b)	959,889
7,650,000	Rockland Park CLO Ltd., Series 2021-1A, Class B, 3-month LIBOR + 1.650%, 2.713%, 4/20/2034, 144A(b)	7,264,126
5,900,000	TICP CLO VII Ltd., Series 2017-7A, Class BR, 3-month LIBOR + 1.700%, 2.744%, 4/15/2033, 144A(b)	5,619,071
3,830,000	VERDE CLO Ltd., Series 2019-1A, Class BR, 3-month LIBOR + 1.600%, 2.644%, 4/15/2032, 144A(b)	3,614,769
3,000,000	Vibrant CLO Ltd., Series 2018-10A, Class A1, 3-month LIBOR + 1.200%, 2.263%, 10/20/2031, 144A(b)	2,920,350
1,315,000	Voya CLO Ltd., Series 2013-3A, Class A2RR, 3-month LIBOR + 1.700%, 2.744%, 10/18/2031, 144A(b)	1,247,559
385,209	WhiteHorse IX Ltd., Series 2014-9A, Class C, 3-month LIBOR + 2.700%, 3.744%, 7/17/2026, 144A(b)	384,922

	Total Collateralized Loan Obligations (Identified Cost $98,018,156)	93,808,331

Loan Participations – 0.2%

	ABS Other – 0.2%
2,521,608	Harbour Aircraft Investments Ltd., Series 2017-1, Class A, 4.000%, 11/15/2037 (Identified Cost $2,509,148)	2,283,170

Short-Term Investments – 4.1%
28,925,316	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2022 at 0.350% to be repurchased at $28,925,597 on 7/01/2022 collateralized by $29,370,800 U.S. Treasury Note, 3.250% due 6/30/2027 valued at $29,503,879 including accrued interest(k)	28,925,316

Principal Amount	Description	Value (†)

$20,000,000	U.S. Treasury Bills, 0.815%-0.821%, 7/28/2022(l)(m)	$19,983,837
8,000,000	U.S. Treasury Bills, 0.885%, 8/04/2022(l)	7,991,066

	Total Short-Term Investments (Identified Cost $56,906,347)	56,900,219

	Total Investments – 102.9% (Identified Cost $1,604,090,353)	1,415,675,791
	Other assets less liabilities – (2.9)%	(40,242,734)

	Net Assets – 100.0%	$1,375,433,057

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans and collateralized loan obligations are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans and collateralized loan obligations where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Centrally cleared swap agreements are valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of June 30, 2022, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$1,880,910	Less than 0.1%	$30,163,455	2.2%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2022 is disclosed.

(b)	Variable rate security. Rate as of June 30, 2022 is disclosed.
(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts or TBA transactions.
(d)

Interest only security. Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(e)	Level 3 security. Value has been determined using significant unobservable inputs.
(f)	Fair valued by the Fund’s adviser. At June 30, 2022, the value of these securities amounted to $30,163,455 or 2.2% of net assets.
(g)	Illiquid security.

(h)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2022, the value of this security amounted to $1,880,910 or less than 0.1% of net assets.
(i)

The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(j)

When-issued/delayed delivery. The Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Fund take delivery of the security. No interest accrues to the Fund until the transaction settles. Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund covers its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s NAV as if the Fund’s had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(k)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(l)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(m)

The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the value of Rule 144A holdings amounted to $464,549,083 or 33.8% of net assets.

ABS	Asset-Backed Securities
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SLM	Sallie Mae
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS®	Uniform Mortgage-Backed Securities

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At June 30, 2022, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	9/21/2022	377	$45,266,377	$44,686,281	$(580,096)
30 Year U.S. Treasury Bond	9/21/2022	259	36,582,331	35,903,875	(678,456)
Ultra 10 Year U.S. Treasury Note	9/21/2022	216	27,991,390	27,513,000	(478,390)
Ultra Long U.S. Treasury Bond	9/21/2022	224	35,501,060	34,573,000	(928,060)

Total					$(2,665,002)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
ABS Home Equity	$—	$90,550,342	$158,846	(a)	$90,709,188
ABS Other	—	99,173,635	121,260	(a)	99,294,895
Agency Commercial Mortgage-Backed Securities	—	120,893,708	8,635,012	(a)	129,528,720
Collateralized Mortgage Obligations	—	75,161,448	16,943,856	(a)	92,105,304
Mortgage Related	—	490,665,133	120,868	(a)	490,786,001
Non-Agency Commercial Mortgage-Backed Securities	—	185,681,457	4,183,613	(a)	189,865,070
All Other Bonds and Notes*	—	170,394,893	—		170,394,893

Total Bonds and Notes	—	1,232,520,616	30,163,455		1,262,684,071

Collateralized Loan Obligations	—	93,808,331	—		93,808,331
Loan Participations*	—	2,283,170	—		2,283,170
Short-Term Investments	—	56,900,219	—		56,900,219

Total	$—	$1,385,512,336	$30,163,455		$1,415,675,791

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(2,665,002)	$—	$—	$(2,665,002)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2021 and/or June 30, 2022:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2021	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2022	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2022
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$145,087	$—	$(149,509)	$191,891	$—	$(28,623)	$—	$—	$158,846	$186,168
ABS Other	—	—	(69,154)	(330,807)	521,221	—	—	—	121,260	(330,807)

Agency Commercial Mortgage-Backed Securities	10,606,608	—	(7,153,547)	1,677,815	—	—	8,289,362	(4,785,226)	8,635,012	1,391,000

Collateralized Mortgage Obligations	19,938,586	1,267	(3,911,663)	(2,292,144)	51,829	(3,077,019)	6,425,983	(192,983)	16,943,856	(2,403,484)
Mortgage Related	134,462	—	—	(17,650)	4,056	—	—	—	120,868	(17,650)

Non-Agency Commercial Mortgage-Backed Securities	3,754,766	—	—	428,847	—	—	—	—	4,183,613	428,847

Total	$34,579,509	$1,267	$(11,283,873)	$(342,048)	$577,106	$(3,105,642)	$14,715,345	$(4,978,209)	$30,163,455	$(745,926)

Debt securities valued at $14,715,345 were transferred from Level 2 to Level 3 during the period ended June 30, 2022. At September 30, 2021, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2022, these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

A debt security valued at $4,785,226 was transferred from Level 3 to Level 2 during the period ended June 30, 2022. At September 30, 2021, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At June 30, 2022, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $192,983 was transferred from Level 3 to Level 2 during the period ended June 30, 2022. At September 30, 2021, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security. At June 30, 2022, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

The significant unobservable inputs used for those securities fair valued by the adviser and categorized in Level 3 as of June 30, 2022, were as follows:

Description	Valuation Technique(s)	Unobservable Input	Unobservable Input Value(s)	Value

Bonds and Notes
ABS Home Equity[1]	Market Discount	Discount Rate	1.00%	$104,891
			3.00%	53,955
ABS Other[1]	Market Discount	Discount Rate	0.50%	121,260
Agency Commercial Mortgage-Backed Securities[1]	Market Discount	Discount Rate	1.00%	8,458,138
			2.00%	176,874
Collateralized Mortgage Obligations[1]	Market Discount	Discount Rate	0.50%	2,670,606
			1.00%	13,210,910
			2.00%	973,428
			3.00%	88,912
Mortgage Related[1]	Market Discount	Discount Rate	1.00%	120,868
Non-Agency Commercial Mortgage-Backed Securities[2]	Discounted Cash Flows	Constant Default Rate	100%
		Loss Severity	40%
		Lag Time	21 months
		Loss Adjusted Spread	13%	4,183,613

				$30,163,455

[1]

“Odd lot” securities (those with current principal below the normal trading size) are valued using a discount to the “round lot” price for the same security. The significant unobservable input used in the fair value measurement is the discount rate. Discount rates are set at a specific fixed rate depending on the size of the odd lot. The Unobservable Input Value(s) noted above reflect a range due to the fact that there are multiple odd lot securities within each asset type that have had different discount rates applied. A significant change in the discount rate could have a material effect on the fair value measurement. There is an inverse relationship between the discount rate and the fair value measurement, meaning a significant increase in the discount rate would result in a lower fair value measurement, and vice versa.

[2]

Security is valued using a discounted cash flow model. The significant unobservable inputs used in the fair value measurement are the constant default rate, loss severity, lag time, and loss adjusted spread. Significant changes in input values could have a material effect on the fair value measurement. There is an inverse relationship between the loss severity, lag time, and loss adjusted spread and the fair value measurement, meaning a significant increase in any of those input values in isolation would have resulted in a lower fair value measurement, and vice versa. The constant default rate of 100% is based on the fact that the underlying loan is in default.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts and interest rate swaps to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. As of June 30, 2022, the Fund used futures contracts to hedge against changes in interest rates and to manage duration.

The following is a summary of derivative instruments for the Fund, as of June 30, 2022:

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives Interest rate contracts	$(2,665,002)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of June 30, 2022:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$6,021,855	$6,021,855

Industry Summary at June 30, 2022 (Unaudited)

Mortgage Related	35.7%
Non-Agency Commercial Mortgage-Backed Securities	13.8
Agency Commercial Mortgage-Backed Securities	9.4
ABS Car Loan	7.9
ABS Other	7.4
Collateralized Mortgage Obligations	6.7
ABS Home Equity	6.6
ABS Student Loan	2.2
Other Investments, less than 2% each	2.3
Collateralized Loan Obligations	6.8
Short-Term Investments	4.1

Total Investments	102.9
Other assets less liabilities (including futures contracts)	(2.9)

Net Assets	100.0%